INTEREST AND ACCRETION EXPENSE - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTEREST AND ACCRETION EXPENSE
Interest expense (note 7(a))	$ 10,254	$ 7,368
Accretion expense (note 7(b))	1,584	1,522
Interest and accretion expense	$ 11,838	$ 8,890